Equity	12 Months Ended
Dec. 31, 2022
Equity
Equity

19.         Equity

(i)	As at December 31, 2022, the Company’s authorized share capital was 500 million common shares, par value US$0.0001 per share (December 31, 2021: 500 million common shares).
(ii)	During the year ended December 31, 2022, no common shares were repurchased.
(iii)	During the year ended December 31, 2022, no dividend was distributed.
(iv)	During the year ended December 31, 2022, treasury shares remain unchanged.

All other equity transactions have been disclosed in consolidated statement of changes in shareholders’ equity.